Label	Element	Value
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $81.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $73.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $85.60 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)